LOSS PER SHARE	12 Months Ended
Dec. 31, 2013
LOSS PER SHARE [Abstract]
LOSS PER SHARE

Note 17-LOSS PER SHARE

Basic loss per share for the years ended December 31, 2011, 2012 and 2013 is calculated as follows:

	Year Ended December 31,
	2011		2012		2013
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Basic loss per share:
Numerator:
Net loss attributable to Class A and Class B common shareholders for computing basic loss per Class A and Class B common share	(109,340)	(119,147)	(297,335)	(146,516)	(95,923)	(15,845)	(46,942)	(7,755)
Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share	188,572,218	205,486,874	267,707,132	131,916,660	269,520,110	269,520,110	131,896,605	131,896,605
Basic loss per Class A and Class B common shares	(0.58)	(0.58)	(1.11)	(1.11)	(0.36)	(0.06)	(0.36)	(0.06)

Diluted loss per share for the years ended December 31, 2011 2012 and 2013 is calculated as follows:

	Year Ended December 31,
	2011		2012		2013
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Diluted loss per share:
Numerator:
Allocation of undistributed loss for diluted net income per Class A and Class B common share computation	(109,340)	(119,147)	(297,335)	(146,516)	(95,923)	(15,845)	(46,942)	(7,755)
Reallocation of undistributed loss as a result of conversion of Class B to Class A common shares	(119,147)	-	(146,516)	-	(46,942)	(7,755)	-	-
Net loss attributable to Class A and Class B common shareholders for computing diluted loss per Class A and Class B common share	(228,487)	(119,147)	(443,851)	(146,516)	(142,865)	(23,600)	(46,942)	(7,755)
Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share	188,572,218	205,486,874	267,707,132	131,916,660	269,520,110	269,520,110	131,896,605	131,896,605
Conversion of Class B to Class A common shares	205,486,874	-	131,916,660	-	131,896,605	131,896,605	-	-
Weighted average number of Class A and Class B common shares outstanding for computing diluted loss per Class A and Class B common share	394,059,092	205,486,874	399,623,792	131,916,660	401,416,715	401,416,715	131,896,605	131,896,605
Diluted loss per Class A and Class B common share	(0.58)	(0.58)	(1.11)	(1.11)	(0.36)	(0.06)	(0.36)	(0.06)

The effect of share options has been excluded from the computation of diluted loss per share for the year ended December 31, 2011, 2012 and 2013 as the effect would be anti-dilutive.